Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 11, 2021
Entity Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 11, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 12, 2021
Prospectus Date	rr_ProspectusDate	Mar. 15, 2021
Stance Equity ESG Large Cap Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Stance Equity ESG Large Cap Core ETF Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Stance Equity ESG Large Cap Core ETF (the “Fund”) is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Information on fund portfolio turnover will be noted once the Fund has an operating history.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that will invest, under normal circumstances at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in exchange-traded equity securities of U.S. large capitalization issuers that meet environmental, social, and governance (“ESG”) standards, as determined by the Fund’s sub-adviser, Stance Capital, LLC (the “Sub-Adviser”). The Fund currently considers companies within the Russell 1000® Index and S&P 500® Index to be large capitalization issuers.

In identifying investments for the Fund, the Sub-Adviser utilizes three independent processes. First, the Sub-Adviser applies a rules-based ESG methodology which seeks to identify the top 50% from each industry and sub-industry in the universe of large capitalization companies. Companies who have exclusively or primarily engaged in weapons, tobacco, or thermal coal are generally excluded from consideration. The remaining universe is then quantitatively scored against industry group peers on up to 21 sustainability-related key performance indicators ("KPIs") such as energy productivity, carbon intensity, water dependence, waste profile and KPIs relating to governance, including capacity to innovate, unfunded pension fund liabilities, chief executive officer/average worker pay, safety performance, employee turnover, leadership diversity, percentage tax paid, and percent of bonus linked to sustainability performance. The securities in the top 50% may be retained. The Sub-Adviser utilizes data feeds from third parties that the Sub-Adviser considers, in its sole discretion, as trustworthy and/or have expertise in specific KPI areas. The current primary external data source is Corporate Knights Research, but such firm or firms may change in the Sub-Adviser's discretion. Corporate Knights Research is based in Toronto, and is a leading media firm in Canada focused on climate risk. For over 20 years they have published an annual ranking of the most sustainable companies in the world. Their methodology is rules-based and forms the foundation of the Sub-Adviser's approach to ESG scoring. Second, the Sub-Adviser applies a machine learning model which uses financial, risk, and other factors to identify companies that are most likely to outperform both in absolute returns and in risk adjusted returns over the next quarter. In the final process, the portfolio is optimized to minimize tail risk and maximize diversification The Sub-Adviser generally re-balances the portfolio quarterly. Positions are sold quarterly if the Sub-Adviser decides they are no longer optimal in the portfolio.

The Fund’s investment portfolio is focused, generally composed of at least 30 investment positions.

While investing in a particular sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. While the Fund does not place any restrictions on its level of sector concentration, it will limit its investments in industries within any particular sector to less than 25% of the Fund’s total assets. On each rebalancing date, investments within a particular sector will also be capped at up to twice the weight of the sector within the S&P 500 Index.

The Fund intends to elect to be, and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Semi-Transparent Actively-Managed ETF with Portfolio Reference Basket Structure. The Fund is an actively-managed, semi-transparent ETF. Unlike traditional ETFs, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Portfolio Reference Basket”—and certain related information about the Portfolio Reference Basket relative to the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Portfolio Reference Basket Disclosures”), which are intended to help keep the market price of the Fund’s Shares trading at or close to the underlying net asset value (“NAV”) per Share of the Fund. While the Portfolio Reference Basket includes all of the Fund’s holdings, it is not the Fund’s Actual Portfolio because the holdings will be weighted differently, subject to a minimum weightings overlap of 90% with the Fund’s Actual Portfolio at the beginning of each trading day. The Fund also discloses the maximum deviation between the weightings of the specific securities in the Portfolio Reference Basket and the weightings of those specific securities in the Actual Portfolio, as well as between the weighting of the respective cash positions (the “Guardrail Amount”). The Guardrail Amount is intended to ensure that no individual security in the Portfolio Reference Basket will be overweighted or underweighted by more than the publicly disclosed percentage when compared to the actual weighting of each security within the Actual Portfolio as of the beginning of each trading day. The Fund is actively-managed and does not seek to track an index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s investments may decrease, which will cause the value of the Fund’s Shares to decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

●	Portfolio Reference Basket Structure Risk. Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, the Fund discloses daily the identities of all portfolio holdings, but not the exact quantities or weightings. Instead, the Fund discloses a Portfolio Reference Basket generated each day by a proprietary algorithmic process that is designed to closely track the daily performance of the Fund’s Actual Portfolio on any given trading day. Although the Portfolio Reference Basket and Portfolio Reference Basket Disclosures are intended to provide authorized participants and other market participants with enough information to allow them to engage in effective arbitrage transactions that will help keep the market price of the Shares trading at or close to the underlying NAV per Share of the Fund, there is a risk that market prices will vary significantly from the underlying NAV of the Fund, which may be heightened during periods of market disruption or volatility. Similarly, Shares may trade at a wider bid/ask spread than shares of traditional ETFs and may therefore be more costly for investors to trade, which may be heightened during periods of market disruption or volatility. Additionally, the Portfolio Reference Basket structure itself may result in additional trading costs because the Fund may receive or deliver holdings in different weightings on any given day than the weightings of the Fund’s Actual Portfolio, which may result in portfolio turnover, and related transaction costs, to re-align the Actual Portfolio with the Fund’s intended investment strategy. In addition, although the Fund seeks to benefit from keeping its Actual Portfolio secret, market participants may attempt to use the Portfolio Reference Basket to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory practices, such as front-running the Fund’s trading activity or free-riding on the Fund’s investment strategy, that may potentially harm the Fund and its shareholders. There can be no assurance that the Portfolio Reference Basket structure will operate as intended. The Portfolio Reference Basket structure is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Portfolio Reference Basket structure as an arbitrage mechanism is contingent upon, among other things, the effectiveness of the proprietary algorithmic process employed to create a Portfolio Reference Basket that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio and the willingness of authorized participants and other market participants to trade based on the Portfolio Reference Basket. In the event that the Portfolio Reference Basket structure does not result in effective arbitrage opportunities in the Fund Shares, the Fund may exhibit wider premiums/discounts, bid/ask spreads and tracking error than traditional ETFs. For at least the first three years after launch of the Fund, if the tracking error (relative to the Actual Portfolio) exceeds 1%, or if, for 30 or more days in any quarter or 15 days in a row, the absolute difference between either the closing price or the mid-point of the highest bid and lowest offer at the time of calculation of the NAV (the “Bid/Ask Price”), on one hand, and NAV, on the other, exceeds 2.00% or the bid/ask spread exceeds 2.00%, the Adviser will recommend appropriate remedial measures to the Board of Directors (the “Board”) of the Company for its consideration, which may include, but are not limited to, liquidation of the Fund.

o	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face trading halts or delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as APs, market makers and/or liquidity providers.

o	Cash Transactions Risk. Unlike traditional ETFs, the securities in the Fund’s basket of securities exchanged for a Creation Unit will not correspond pro rata to the positions in the Fund’s portfolio, and the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

o	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Portfolio Reference Basket and/or Actual Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present.

o	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although the Portfolio Reference Basket structure is intended to provide market participants with enough information to allow for an effective arbitrage mechanism that will help to keep the market price of the Fund’s Shares at or close to the Fund’s NAV, there is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV. This risk is heightened in times of market volatility or periods of steep market declines. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Portfolio Reference Basket does not provide the same level of transparency as the daily publication of the actual portfolio by a traditional ETF. This could cause the Fund’s Shares to have wider bid/ask spreads and larger premiums/discounts than traditional ETFs using the same or similar investment strategies.

o	Limitations of Intraday Indicative Value (IIV) Risk. The Exchange or a market data vendor intends to disseminate the approximate per share value of the Fund’s Portfolio Reference Basket every 15 seconds (the ‘‘intraday indicative value’’ or ‘‘IIV’’). The IIV should not be viewed as a ‘‘real-time’’ update of the NAV per share of the Fund because (i) the IIV is not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the Portfolio Reference Basket and not on the Fund’s Actual Portfolio. The Fund, the Adviser and their affiliates are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, the Adviser and their affiliates do not make any warranty as to the accuracy of these calculations.

●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser or sub-advisers, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser and sub-advisers have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur significant tracking differences with its Index, and/or may incur substantial losses and may limit or stop purchases of the Fund.

●	Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the environmental, social and governance factors that the Fund applies in selecting securities. The Fund intends to invest in companies with measurable high ESG ratings relative to their sector peers, and screen out particular companies that do not meet its ESG criteria. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s returns may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The Fund seeks to identify companies that it believes may have higher ESG ratings, but investors may differ in their views of ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

●	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

●	Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results.

●	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

●	Model Risk. The Fund seeks to pursue its investment objective by using proprietary models that incorporate quantitative analysis. Investments selected using these models may perform differently than as forecasted due to the factors incorporated into the models and the weighting of each factor, changes from historical trends, and issues in the construction and implementation of the models (including, but not limited to, software issues and other technological issues). There is no guarantee that the Sub-Adviser’s use of these models will result in effective investment decisions for the Fund. The information and data used in the models may be supplied by third parties. Inaccurate or incomplete data may limit the effectiveness of the models. In addition, some of the data that the models use may be historical data, which may not accurately predict future market movement. There is a risk that the models will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

●	New Fund Risk. The Fund is a recently organized, diversified management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board may determine to liquidate the Fund.

●	Portfolio Turnover Risk. A high portfolio turnover rate (100% or more on an annualized basis) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which adversely impacts the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

●	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in any particular market sector.

o	Healthcare Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

o	Technology Securities Risk. The securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.stancefunds.com or by calling the Fund toll free at 800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance information for the Fund will be presented in this section.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.stancefunds.com
Stance Equity ESG Large Cap Core ETF | Stance Equity ESG Large Cap Core ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STNC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 293

[1]	“Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	Under the terms of an expense limitation agreement entered into by The RBB Fund, Inc. (the “Company”) and Red Gate Advisers, LLC (the “Adviser”), the Adviser has contractually agreed to waive a portion of its unitary management fee for the first year of the Fund’s operations to the extent necessary to limit the Fund’s annual operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not exceeding 0.85% annually of the Fund’s average daily net assets. This contractual limitation may not be terminated before the end of the Fund's first year of operations without the approval of the Board of Directors of the Company. The Adviser may recover from the Fund fees waived for a period of three years after such fees were incurred, provided that the repayments do not cause the Fund’s operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.85% annually of the Fund’s average daily net assets, or, if less, the expense limitation that was in place at the time the fees were waived.